Schedule of long-term debt (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Longterm Debt One [Member]
IfrsStatementLineItems [Line Items]
Interest rate	5.00%	5.00%
Maturity date	December 31, 2023	December 31, 2023
Longterm Debt Two [Member]
IfrsStatementLineItems [Line Items]
Interest rate	5.75%	5.75%
Maturity date	2022	2022
Longterm Debt Three [Member]
IfrsStatementLineItems [Line Items]
Interest rate	9.00%	9.00%
Maturity date	2023	2023